Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Net Periodic Benefit

The net periodic benefit cost of the Defined Benefit Plan for the period from January 1, 2022 through December 31, 2022 was as follows:

2022
Service cost	$392,171
Interest cost	11,412
Expected return on plan assets	(102,712)
Amortization of prior service cost (credit)	(2,074)
(Gain) loss recognized due to settlements and curtailments	(23,862)
Net periodic pension benefit cost	$274,935

Schedule of Projected Benefit Obligation for the Period

The PBO is the present value of benefits earned to date by plan participants, including the effect of assumed future salary increases. The changes in the projected benefit obligation for the period from January 1, 2022 through December 31, 2022 were as follows:

2022
PBO, beginning of period	$4,209,784
Service cost	392,171
Interest cost	11,412
Plan participation contributions	238,623
Actuarial (gains) / losses	(643,244)
Benefits paid through plan assets	229,285
Curtailments, settlements and special contractual termination benefits	(1,077,952)
Foreign currency exchange rate changes	(60,459)
PBO, end of period	3,299,621
Component representing future salary increases	(115,814)
Accumulated benefit obligation (“ABO”), end of period	$3,183,807

Schedule of Change in Fair Value of the Pension Plan Assets

For the period from January 1, 2022 through December 31, 2022, the change in fair value of the Pension Plan assets were as follows:

2022
Fair value of plan assets, beginning of period	$3,878,058
Expected return on plan assets	102,712
Gain / (losses) on plan assets	(460,646)
Employer contributions	357,934
Plan participant contributions	238,623
Benefits paid through plan assets	229,285
Settlements	(1,002,215)
Foreign currency exchange rate changes	(47,347)
Fair value of plan assets, end of period	$3,296,404

Schedule of Defined Benefit Plan Assets by Major Categories

The following tables present the fair value of the Defined Benefit Plan assets by major categories and by levels within the fair value hierarchy as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Cash and equivalents	$279,883	$-	$-	$279,883
Equity securities	906,136	-	-	906,136
Bonds	1,167,789	-	-	1,167,789
Real estate	-	570,490	-	570,490
Alternative investments	-	372,105	-	372,105
Total fair value of plan assets	$2,353,808	$942,596	$-	$3,296,404

Schedule of Projected Benefit Obligation

The following table shows the unfunded status of the Defined Benefit Plan, defined as plan assets less the projected benefit obligation as of December 31, 2022:

Fair value of plan assets	$3,296,404
Less: PBO	(3,299,621)
Underfunded status, end of period	$(3,217)

Schedule of Comprehensive Loss Related to the Defined Benefit Plan

The Defined Benefit Plan has a PBO in excess of Defined Benefit Plan assets. For the period from January 1, 2022 through December 31, 2022, the amounts recognized in accumulated other comprehensive loss related to the Defined Benefit Plan were as follows:

2022
Net prior service (cost) / credit	$13,941
Net gain / (loss)	121,498
Accumulated other comprehensive income (loss), net of tax	$135,439

Schedule of Assumptions

The actuarial assumptions for the Defined Benefit Plan were as follows:

Benefit obligations:
Discount rate	2.25%
Estimated rate of compensation increase	1.25%
Periodic costs:
Discount rate	2.25%
Estimated rate of compensation increase	1.25%
Expected average rate of return on plan assets	3.85%

Schedule of Expected Benefit Payments

The following table shows expected benefit payments from the Defined Benefit Plan for the next five fiscal years and the aggregate five years thereafter:

Year ending December 31:	Expected Plan Benefit Payments
2023	$407,493
2024	391,408
2025	372,105
2026	351,731
2027	331,356
2028-2032	1,380,114
Total expected benefit payments by the plan	$3,234,208